SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 100,186	$ 104,920	$ 73,529
Capitalized share-based compensation costs	1,997	2,282	1,522
Total share-based compensation	102,183	107,202	75,051
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	6,307	10,406	7,681
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	38,737	32,957	21,779
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	25,395	33,457	23,135
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 29,747	$ 28,100	$ 20,934